Jun. 14, 2018
Lord Abbett International Dividend Income Fund
Lord Abbett International Dividend Income Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett International Dividend Income Fund

Supplement dated June 14, 2018 to the

Summary Prospectus, Prospectus, and Statement of Additional Information,

each dated March 1, 2018, as supplemented thereafter

This supplement updates certain information contained in Lord Abbett International Dividend Income Fund’s (the “Fund”) summary prospectus, prospectus, and statement of additional information (“SAI”). Please review this important information carefully.

On June 12, 2018, the Board of Trustees of Lord Abbett Securities Trust approved, effective on September 30, 2018, the following changes to the Fund’s name, benchmark index, principal investment strategies, and principal risks:

Name Change

The Fund will be re-named “Lord Abbett International Value Fund,” and all references to “Lord Abbett International Dividend Income Fund” in the summary prospectus, prospectus, and SAI will be replaced with “Lord Abbett International Value Fund.”

Benchmark Index Change

The Fund’s benchmark index will change from the MSCI All Country World Ex-U.S. High Dividend Yield Index to the MSCI EAFE Value Index. The MSCI EAFE Value Index is an independently maintained and widely published index that captures large- and mid-cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada.

Principal Investment Strategies – Summary Prospectus Changes

The first two paragraphs under the section titled “Principal Investment Strategies” in the Fund’s summary prospectus will be replaced in their entirety with the following:

To pursue its objective, the Fund invests primarily in a diversified portfolio of equity securities of foreign companies that the Fund believes are undervalued. The Fund’s principal investments include the following types of securities and other financial instruments:

•	Equity securities of large, mid-sized, and small companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include warrants, rights offerings, convertible securities, and investments that convert into the equity securities described above.

•	Foreign companies whose securities may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”). Although the Fund is not required to hedge its exposure to any currency, it may choose to do so. The Fund may invest without limitation in foreign companies organized or operated in emerging market countries.

•	Value stocks of companies of any size that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential to provide total return.

Principal Risks – Summary Prospectus Changes

The bullet titled “Dividend Risk” under the section titled “Principal Risks” in the Fund’s summary prospectus will be replaced in its entirety with the following, which will appear immediately after “Geographic Concentration Risk”:

•	Dividend Risk: The Fund’s investments in equity securities may include equity securities issued by dividend paying companies. Investments in dividend paying companies are subject to the risk that the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. In addition, the dividend payments may vary over time, and there is no guarantee that a company will pay a dividend at all.

The bullet titled “Value Investing Risk” under the section titled “Principal Risks” in the Fund’s summary prospectus will be moved to appear immediately after “Industry and Sector Risk.”

Principal Investment Strategies – Prospectus Changes

The first three paragraphs of information relating to the Fund under the section titled “More Information About the Funds–Principal Investment Strategies” in the Fund’s prospectus will be replaced in their entirety with the following:

To pursue its objective, the Fund invests primarily in a diversified portfolio of equity securities of foreign companies that the Fund believes are undervalued. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include warrants, rights offerings, convertible securities, and investments that convert into the equity securities described above.

The Fund invests principally in foreign companies, including, without limitation, companies that are organized under the laws of jurisdictions outside of the U.S. The Fund also may invest, without limitation, in foreign companies that primarily are traded on a U.S. securities exchange, including companies that are operated outside the U.S. The Fund may invest, without limitation, in foreign companies organized or operated in emerging market countries. The Fund considers emerging market countries to be those not classified as a Developed Market by MSCI.

The seventh and eighth paragraphs of information relating to the Fund under the section titled “More Information About the Funds–Principal Investment Strategies” in the Fund’s prospectus will be replaced in their entirety with the following:

The Fund’s investment approach seeks to highlight undervalued companies that the portfolio management team believes will provide total return. The Fund attempts to take advantage of the short-term fluctuation of stock prices around the portfolio management team’s long-term measure of economic value, generally investing in opportunities that are at a significant discount to this measure. For this purpose, the Fund considers the economic or intrinsic value as the amount that an informed buyer would pay to own the entire business today. It is based on the portfolio management team’s assessment of the net assets of a company and the estimated future cash flows those assets will create in relation to the apparent business risk being taken.

The Fund uses a bottom-up investment research approach to identify companies the Fund believes to be attractive, long-term investment opportunities. The approach is based on in-depth analysis of a company’s financial statements, business strategy, management competence and overall industry trends, among other factors. Companies might be identified from investment research analysis or personal knowledge of their products and services. The Fund’s investment approach incorporates the following:

•	A fundamental analysis of both companies and industries. This analysis attempts to determine the relative economic value of a business and assess the inherent investment risks.

•	An analysis of the potential for total return. This analysis uses quantitative and qualitative screening tools to focus on companies with sustained earnings growth and profitability while maintaining a level of diversification across sectors and countries.

•	An emphasis on absolute value and cross-border industry comparison.

•	An analysis of industry, sector and economic trends. The Fund seeks to optimize various investment strategies across sectors and regions and control overall portfolio risk characteristics.

Principal Risks– Prospectus Changes

The bullet titled “Dividend Risk” relating to the Fund under the section titled “More Information About the Funds–Principal Risks” in the Fund’s prospectus will be replaced in its entirety with the following, which will appear immediately after “Mid-Sized and Small Company Risk”:

•	Dividend Risk: At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The dividend payments of the Fund’s portfolio companies may vary over time, and there is no guarantee that a company will pay a dividend at all. The reduction or elimination of dividends in the stock market as a whole may limit the Fund’s ability to produce current income. If the dividend paying companies that the Fund invests in are highly concentrated in only a few market sectors, then the Fund’s portfolio may become less diversified, and the Fund’s returns may become more volatile. (This risk applies to International Value Fund only.)

The bullet titled “Value Investing Risk” relating to the Fund under the section titled “More Information About the Funds–Principal Risks” in the Fund’s prospectus will be moved to appear immediately after “Industry and Sector Risk.”

Please retain this document for your future reference.